Retirement Plans and Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Retirement Plans and Benefits
Contributions	$ 9,629	$ 5,408	$ 5,713
Boilermaker-Blacksmith National Pension Trust [Member]
Retirement Plans and Benefits
EIN-PN	48-6168020-001
PPA Zone Status	Green
Plan Year End for Zone Status	Dec. 31, 2012
Subject to Funding Improvement/ Rehabilitation Plan	No
Contributions	6,577	3,759	3,797
Surcharge Impose	No
Expiration Date of Collective Bargaining Agreement	Dec. 31, 2013
Pennsylvania Heavy and Highway Contractors Pension Trust [Member]
Retirement Plans and Benefits
EIN-PN	23-6531755-001
PPA Zone Status	Green
Plan Year End for Zone Status	Dec. 31, 2012
Subject to Funding Improvement/ Rehabilitation Plan	No
Contributions	1,192	625	311
Surcharge Impose	No
Expiration Date of Collective Bargaining Agreement	May 31, 2013
Plumbers and Pipefitters National Pension Fund [Member]
Retirement Plans and Benefits
EIN-PN	52-6152779-001
PPA Zone Status	Yellow
Plan Year End for Zone Status	Jun. 30, 2012
Subject to Funding Improvement/ Rehabilitation Plan	Implemented
Contributions	731	431	324
Surcharge Impose	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2013
Pension Plan of Steamfitters Pension Fund 475 [Member]
Retirement Plans and Benefits
EIN-PN	22-6029738-001
PPA Zone Status	Yellow
Plan Year End for Zone Status	Dec. 31, 2012
Subject to Funding Improvement/ Rehabilitation Plan	Implemented
Contributions	207	81	202
Surcharge Impose	No
Expiration Date of Collective Bargaining Agreement	Apr. 30, 2013
Central Pension Fund of the IUOE and Participating Employers [Member]
Retirement Plans and Benefits
EIN-PN	36-6052390-001
PPA Zone Status	Green
Plan Year End for Zone Status	Jan. 31, 2012
Subject to Funding Improvement/ Rehabilitation Plan	No
Contributions	126	45	202
Surcharge Impose	No
Expiration Date of Collective Bargaining Agreement	May 31, 2013
Plumbers and pipefitters Local 553 Plan [Member]
Retirement Plans and Benefits
EIN-PN	37-6052808-001
PPA Zone Status	Yellow
Plan Year End for Zone Status	Dec. 31, 2012
Subject to Funding Improvement/ Rehabilitation Plan	Implemented
Contributions	303
Surcharge Impose	No
Expiration Date of Collective Bargaining Agreement	Dec. 31, 2013
The California Ironworkers Field Pension Trust [Member]
Retirement Plans and Benefits
EIN-PN	95-6042866-001
PPA Zone Status	Yellow
Plan Year End for Zone Status	May 31, 2012
Subject to Funding Improvement/ Rehabilitation Plan	Implemented
Contributions			133
Surcharge Impose	No
Expiration Date of Collective Bargaining Agreement	Jun. 30, 2013
Other Funds [Member]
Retirement Plans and Benefits
Contributions	$ 493	$ 467	$ 744